Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Nov. 30, 2025	Sep. 30, 2024	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses					$ 522,191		$ 521,007
Written-down of inventories							13,206
Estimated useful life					5 years
Lease term					12 months				6 months
Government subsidies					$ 900,000		100,000	300,000
Vesting period term	6 months
Management approach to determine reportable segments description					The Group operates and manages its business as a single operating and reportable segment. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performance of the Group.
Executive Chairman					Executive Chairman
Cash equivalents					$ 874,238		2,005,351	$ 1,882,545
Impairment charges on long-lived assets			$ 128,128				$ 519,496
DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Management approach to determine reportable segments description				The Company performs research and development activities of its own and for others substantially in one location using resources common to internal research activities and revenue-producing services, which have been limited to date.
Executive Chairman				Executive Chairman
Cash equivalents
FDIC insured limits				250,000
Impairment charges on long-lived assets
Diamir Biosciences Corp [Member]
Summary of Significant Accounting Policies [Line Items]
Management services revenue		$ 88,700
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term					9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term					21 months 15 days
Maximum [Member] | Diamir Biosciences Corp [Member]
Summary of Significant Accounting Policies [Line Items]
FDIC insured limits		$ 250,000
Unbilled Revenues [Member] | DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Contract asset						$ 89,281